Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes paid (refund) [abstract]
Summary of Tax Charges in Income Statement

Tax charge in income statement	€ million 2024	€ million 2023	€ million 2022
Current tax
Current year	(2,835)	(2,261)	(2,206)
Pillar 2 income taxes	(9)	–	–
Over/(under) provided in prior years	191	9	(61)
	(2,653)	(2,252)	(2,267)
Deferred tax
Origination and reversal of temporary differences	121	22	153
Changes in tax rates	(2)	7	28
Recognition of previously unrecognised losses brought forward	34	24	18
	153	53	199
	(2,500)	(2,199)	(2,068)

Summary of Reconciliation of Effective Tax Rate	The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate	% 2024	% 2023	% 2022
Computed rate of tax(a)	25	25	25
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(2)	(2)	(2)
Withholding tax on dividends	3	2	2
Expenses not deductible for tax purposes	2	1	1
Irrecoverable withholding tax	1	1	1
Income tax reserve adjustments – current and prior year	–	(1)	–
Impact of disposals	2	(2)	(6)
Others	(2)	–	(1)
Effective tax rate	29	24	20
(a)The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.
Summary of Movements in Deferred Tax Asset (Liability)

Movements in 2024 and 2023	€ million As at 1 January 2024	€ million Income statement	€ million Other	€ million As at 31 December 2024	€ million As at 1 January 2023	€ million Income statement	€ million Other	€ million As at 31 December 2023
Pensions and similar obligations	(514)	(12)	(104)	(630)	(613)	(90)	189	(514)
Provisions and accruals	805	168	(35)	938	741	103	(39)	805
Goodwill and intangible assets	(3,697)	(45)	(121)	(3,863)	(3,848)	(10)	161	(3,697)
Accelerated tax depreciation	(572)	(20)	8	(584)	(700)	47	81	(572)
Tax losses	234	190	(9)	415	231	(3)	6	234
Fair value gains	(40)	(3)	(23)	(66)	(42)	–	2	(40)
Fair value losses	23	9	(20)	12	36	(2)	(11)	23
Share-based payments	246	(2)	29	273	194	30	22	246
Lease liability	189	(16)	8	181	237	(34)	(14)	189
Right of use asset	(166)	8	(3)	(161)	(201)	30	5	(166)
Other	610	(124)	(63)	423	639	(18)	(11)	610
	(2,882)	153	(333)	(3,062)	(3,326)	53	391	(2,882)

Summary of Deferred Tax Assets and Liabilities	The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

Deferred tax assets and liabilities	€ million Assets 2024	€ million Assets 2023	€ million Liabilities 2024	€ million Liabilities 2023	€ million Total 2024	€ million Total 2023
Pensions and similar obligations	(158)	199	(472)	(713)	(630)	(514)
Provisions and accruals	510	503	428	302	938	805
Goodwill and intangible assets	286	51	(4,149)	(3,748)	(3,863)	(3,697)
Accelerated tax depreciation	(38)	(18)	(546)	(554)	(584)	(572)
Tax losses	395	201	20	33	415	234
Fair value gains	(22)	(1)	(44)	(39)	(66)	(40)
Fair value losses	–	–	12	23	12	23
Share-based payments	118	84	155	162	273	246
Lease liability	81	94	100	95	181	189
Right of use asset	(83)	(92)	(78)	(74)	(161)	(166)
Other	191	92	232	518	423	610
	1,280	1,113	(4,342)	(3,995)	(3,062)	(2,882)
Of which deferred tax to be recovered/(settled) after more than 12 months	879	756	(4,581)	(4,199)	(3,702)	(3,443)

Summary of Tax Effects of Components of Other Comprehensive Income	Tax effects directly recognised in equity or other comprehensive income were as follows:

Movements in 2024 and 2023	€ million Before tax 2024	€ million Tax (charge)/ credit 2024	€ million After tax 2024	€ million Before tax 2023	€ million Tax (charge)/ credit 2023	€ million After tax 2023
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income	60	–	60	(38)	10	(28)
Cash flow hedges	253	(43)	210	(10)	(17)	(27)
Remeasurement of defined benefit pension plans	318	(54)	264	(745)	235	(510)
Currency retranslation gains/(losses)	1,420	(31)	1,389	(1,460)	(1)	(1,461)
	2,051	(128)	1,923	(2,253)	227	(2,026)